LEASE (Tables)	12 Months Ended
Dec. 31, 2023
LEASE
Schedule of component lease receivables

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Current
Account receivable - Operating lease	14,230	14,683	2,068
Account receivable - Sales-type lease	906	1,515	213

Total	15,136	16,198	2,281

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2023
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,366	474	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,366	474	—	—	—	—

Lease income relating to lease payments					13,371	1,883
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	13,371	1,883

	For the Year Ended December 31, 2022
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,326	482	414	60	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,326	482	—	—	—	—

Lease income relating to lease payments					18,226	2,643
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	18,226	2,643

Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

	Future minimum
	operating lease payments
	RMB	US$
2024	1,396	197
2025	1,396	197
2026	931	131
2027	—	—
2028	—	—
Above 5 years	—	—

Schedule of components of lease cost

	For the year ended December 31, 2023
	RMB	US$
Operating lease cost	41,158	5,797
Short term lease cost	41	6

Total	41,199	5,803

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2023
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	18,147	2,556
ROU assets obtained in exchange for operating lease liabilities*	15,060	2,121
Weighted-average remaining lease terms (in years)	3	3
Weighted-average discount rate	5.87%	5.87%

*     Includes new leases entered into during the year ended December 31, 2023. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2024	57,992	8,168
2025	29,134	4,103
2026	24,046	3,387
2027	21,723	3,060
2028	22,097	3,112
Thereafter	167,181	23,547
Total future lease payments	322,173	45,377
Less: Imputed interest	82,674	11,645
Total lease liability balance	239,499	33,732

Schedule of prepaid land lease payments

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	464,209	464,209	65,382
Less: accumulated amortization	(56,723)	(66,350)	(9,345)
Net carrying value	407,486	397,859	56,037

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2024	9,627	1,356
2025	9,627	1,356
2026	9,627	1,356
2027	9,627	1,356
2028	9,627	1,356